Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 1,143
2015	755
2016	559
2017	448
2018	367
Thereafter	252
Total	$ 3,524